Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stocks [Member]	Equity Attributable To Owners [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2024	$ 138,639	$ (104,746)	$ 708	$ (2,455)	$ 32,146	$ (3)	$ 32,143
Total net loss		(4,967)			(4,967)	(154)	(5,121)
Total other comprehensive loss			(109)		(109)		(109)
Exercise of stock options	310				310		310
Equity-settled stock-based payment	12,707				12,707		12,707
Distributions to non-controlling interests						(76)	(76)
Repurchase of common shares				(6,122)	(6,122)		(6,122)
Release of treasury stock	(7,986)			7,986
Shares withheld for taxes	(1,213)				(1,213)		(1,213)
Balance at Mar. 31, 2025	142,457	(109,713)	599	(591)	32,752	(233)	32,519
Balance at Dec. 31, 2025	164,208	(112,851)	318		51,675	(90)	51,585
Total net loss		(3,421)			(3,421)	(37)	(3,458)
Total other comprehensive loss			383		383		383
Contributions from non-controlling interests						16	16
Exercise of stock options	53				53		53
Equity-settled stock-based payment	17,001				17,001		17,001
Balance at Mar. 31, 2026	$ 181,262	$ (116,272)	$ 701		$ 65,691	$ (111)	$ 65,580